FINANCIAL STATEMENT DETAILS - Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest income	$ 66,913	$ 53,956	$ 20,379
Unrealized increase (decrease) in the estimated fair value of a warrant	20,393	2,832	(62,495)
Net realized gain (loss) on sales of businesses and investments and (downward) upward adjustments to the carrying value of equity securities without readily determinable fair values	10,373	(17,988)	59,299
Net periodic pension benefit credit (costs), other than the service cost component	5,656	139	(206,422)
Unrealized gain (loss) related to marketable equity securities	121	(145)	(20,342)
Dotdash Meredith Credit Agreement amendment fees	(3,453)	0	0
Foreign exchange (losses) gains, net	(1,908)	290	(5,139)
Other	441	7,555	(4,243)
Other income (expense), net	98,536	46,639	(218,963)
Upward (downward) adjustments to the carrying value of equity securities without readily determinable fair values	(32,300)	(20,200)	(89,100)
Gain on sale of assets	29,200
Actuarial gain (loss) recognition	$ 6,000	$ 1,700	(213,400)
BlueCrew
Defined Benefit Plan Disclosure [Line Items]
Gain on sale of business			$ 132,200